Condensed Statements of Convertible Preferred Stock and Stockholders' Equity Deficit - USD ($) $ in Thousands	Total	IPO [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance at Dec. 31, 2016	$ (8,658)			$ 1		$ 716			$ (9,375)
Balance at Dec. 31, 2016			$ 21,373
Balance, shares at Dec. 31, 2016				3,324,673
Balance, shares at Dec. 31, 2016			19,719,133
Issuance of Series C and Series D convertible preferred stock, net of issuance cost			$ 44,788
Option exercises	63					63
Issuance of stock, net of issuance cost			19,416,645
Option exercises, Shares				43,069
Stock-based compensation expense	344					344
Net loss	(16,593)								(16,593)
Balance at Dec. 31, 2017	$ 66,161		$ 66,161
Balance, shares at Dec. 31, 2017	39,135,778		39,135,778
Balance at Dec. 31, 2017	$ (24,844)			$ 1		1,123			(25,968)
Issuance of Series C and Series D convertible preferred stock, net of issuance cost			$ 44,788
Balance, shares at Dec. 31, 2017	3,367,742			3,367,742
Option exercises	$ 6					6
Option exercises, Shares				2,597
Stock-based compensation expense	85					85
Net loss	(4,733)								(4,733)
Balance at Mar. 31, 2018			$ 66,161
Balance, shares at Mar. 31, 2018			39,135,778
Balance at Mar. 31, 2018	(29,486)			$ 1		1,214			(30,701)
Balance, shares at Mar. 31, 2018				3,370,339
Balance at Dec. 31, 2017	(24,844)			$ 1		1,123			(25,968)
Balance at Dec. 31, 2017	$ 66,161		$ 66,161
Balance, shares at Dec. 31, 2017	3,367,742			3,367,742
Balance, shares at Dec. 31, 2017	39,135,778		39,135,778
Net loss	$ (9,770)
Balance at Jun. 30, 2018			$ 66,161
Balance, shares at Jun. 30, 2018			39,135,778
Balance at Jun. 30, 2018	(34,347)			$ 1		1,390			(35,738)
Balance, shares at Jun. 30, 2018				3,391,116
Balance at Dec. 31, 2017	(24,844)			$ 1		1,123			(25,968)
Balance at Dec. 31, 2017	$ 66,161		$ 66,161
Balance, shares at Dec. 31, 2017	3,367,742			3,367,742
Balance, shares at Dec. 31, 2017	39,135,778		39,135,778
Issuance of Series C and Series D convertible preferred stock, net of issuance cost			$ 79,755
Option exercises	$ 76					76
Issuance of stock, net of issuance cost			26,288,123
Option exercises, Shares	43,774			43,774
Stock-based compensation expense	$ 1,147					1,147
Net loss	(24,785)								(24,785)
Balance at Dec. 31, 2018	$ 145,916		$ 145,916
Balance, shares at Dec. 31, 2018	65,423,901		65,423,901
Balance at Dec. 31, 2018	$ (48,406)			$ 1		2,346			(50,753)
Issuance of Series C and Series D convertible preferred stock, net of issuance cost			$ 79,755
Balance, shares at Dec. 31, 2018	3,411,516			3,411,516
Balance at Mar. 31, 2018	$ (29,486)			$ 1		1,214			(30,701)
Balance at Mar. 31, 2018			$ 66,161
Balance, shares at Mar. 31, 2018				3,370,339
Balance, shares at Mar. 31, 2018			39,135,778
Option exercises	39					39
Option exercises, Shares				20,777
Stock-based compensation expense	137					137
Net loss	(5,037)								(5,037)
Balance at Jun. 30, 2018			$ 66,161
Balance, shares at Jun. 30, 2018			39,135,778
Balance at Jun. 30, 2018	(34,347)			$ 1		1,390			(35,738)
Balance, shares at Jun. 30, 2018				3,391,116
Balance at Dec. 31, 2018	(48,406)			$ 1		2,346			(50,753)
Balance at Dec. 31, 2018	$ 145,916		$ 145,916
Balance, shares at Dec. 31, 2018	3,411,516			3,411,516
Balance, shares at Dec. 31, 2018	65,423,901		65,423,901
Option exercises	$ 22					22
Option exercises, Shares				12,337
Stock-based compensation expense	1,926					1,926
Net loss	(13,547)								(13,547)
Balance at Mar. 31, 2019			$ 145,616
Balance, shares at Mar. 31, 2019			65,423,901
Balance at Mar. 31, 2019	(60,005)			$ 1		4,294			(64,300)
Balance, shares at Mar. 31, 2019				2,423,853
Balance at Dec. 31, 2018	(48,406)			$ 1		2,346			(50,753)
Balance at Dec. 31, 2018	$ 145,916		$ 145,916
Balance, shares at Dec. 31, 2018	3,411,516			3,411,516
Balance, shares at Dec. 31, 2018	65,423,901		65,423,901
Option exercises, Shares	255,213
Net loss	$ (30,689)
Balance, shares at Jun. 30, 2019	0
Balance at Jun. 30, 2019	$ 247,915			$ 34		328,978		$ 345	(81,442)
Balance, shares at Jun. 30, 2019	31,297,423			32,974,423
Balance at Mar. 31, 2019	$ (60,005)			$ 1		4,294			(64,300)
Balance at Mar. 31, 2019			$ 145,616
Conversion of convertible preferred stock into common stock	145,916		$ (145,916)	$ 15		145,901
Issuance of common stock in connection with a public offering, net of underwriting discounts, commissions, and offering costs		$ 175,151			$ 18		$ 175,133
Balance, shares at Mar. 31, 2019				2,423,853
Balance, shares at Mar. 31, 2019			65,423,901
Conversion of convertible preferred stock into common stock, shares			(65,423,901)	16,993,194
Option exercises	591					591
Issuance of stock, net of issuance cost					10,637,500
Option exercises, Shares				242,876
Stock-based compensation expense	3,059					3,059
Net loss	(17,142)								(17,142)
Other comprehensive income	$ 345							345
Balance, shares at Jun. 30, 2019	0
Balance at Jun. 30, 2019	$ 247,915			$ 34		$ 328,978		$ 345	$ (81,442)
Balance, shares at Jun. 30, 2019	31,297,423			32,974,423